Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Change in Accounting Estimate
The Company's income (loss) from continuing operations, before taxes and noncontrolling interests, and diluted earnings per share (EPS) from continuing operations included the following adjustments due to changes in in estimated profitability on fixed price contracts accounted for under the percentage-of-completion method for the fiscal years presented:

	Twelve Months Ended
(Amounts in millions), except per share data	March 29, 2013	March 30, 2012	April 1, 2011
Gross favorable	$142	$58	$53
Gross unfavorable (1)	(122)	(289)	(128)
Total net adjustments, before taxes and noncontrolling interests (2)	$20	$(231)	$(75)

Impact on diluted EPS from continuing operations	$(0.10)	$(1.30)	$(0.42)

(1) Fiscal 2012 does not include the contract charge related to the Company’s contract with the NHS of $1,485 million (see Note 18).

(2)	Quarterly changes in estimated profitability on the same fixed price contract are disclosed gross as either favorable or unfavorable.

Depreciation And Amortization Schedule Of Estimated Useful Lives By Asset [Table Text Block]
The Company’s depreciation and amortization policies are as follows:

Property and Equipment:
Buildings	Up to 40 years
Computers and related equipment	3 to 5 years
Furniture and other equipment	2 to 15 years
Leasehold improvements	Shorter of lease term or useful life

Software	2 to 10 years
Outsourcing contract costs	Contract life, excluding option years
Customer related intangibles	Expected customer service life
Acquired contract related intangibles	Contract life and first contract renewal, where applicable

Stock-based compensation expense recognized by line item detail
For the quarters ended June 28, 2013 and June 29, 2012, the Company recognized stock-based compensation expense as follows:

	Quarter Ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Cost of services	$6	$3
Selling, general and administrative	11	4
Total	$17	$7
Total, net of tax	$11	$4

The Company recognized stock-based compensation expense for fiscal 2013, fiscal 2012, and fiscal 2011 as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Cost of services	$22	$15	$12
Selling, general and administrative	27	21	44
Total	$49	$36	$56
Total, net of tax	$31	$23	$35

Weighted average assumptions used to calculate compensation expense
The weighted average grant date fair values of stock options granted during fiscal 2013, fiscal 2012, and fiscal 2011 were $7.37, $10.17, and $12.95 per share, respectively. In calculating the compensation expense for its stock incentive plans, the Company used the following weighted average assumptions:

	Fiscal Year
	2013	2012	2011
Risk-free interest rate	1.15%	1.80%	2.37%
Expected volatility	36%	31%	28%
Expected term (in years)	6.59	6.11	5.85
Dividend yield	2.86%	1.79%	1.17%

Cash payments for interest on indebtedness and for taxes, supplemental information on cash flow
Cash payments for interest on indebtedness and cash payments for taxes on income are as follows:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Interest	$16	$17
Taxes on income, net of refunds	21	32

Cash payments for interest on indebtedness and cash payments for taxes on income are as follows:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Interest	$186	$177	$173
Taxes on income, net of refunds	214	139	219

Non-cash investing activities
Non-cash investing activities include the following:

	Quarter ended
(Amounts in millions)	June 28, 2013	June 29, 2012
Capital expenditures in accounts payable and accrued expenses	$41	$46
Capital expenditures through capital lease obligations	32	45

Non-cash investing activities include the following:

	Twelve Months Ended
(Amounts in millions)	March 29, 2013	March 30, 2012	April 1, 2011
Capital expenditures in accounts payable and accrued expenses	$32	$47	$122
Capital expenditures through capital lease obligations	181	270	289
Assets acquired under long-term financing	26	32	115

Schedule of earnings per share
Basic earnings (loss) per common share (EPS) are computed using the weighted average number of common shares outstanding during the period. Diluted EPS reflect the incremental shares issuable upon the assumed exercise of stock options and equity awards.

	Twelve Months Ended
(Amounts in millions, except per-share data)	March 29, 2013	March 30, 2012	April 1, 2011

Net income (loss) attributable to CSC common shareholders:
From continuing operations	$480	$(4,408)	$614
From discontinued operations	481	166	126
	$961	$(4,242)	$740
Common share information:
Weighted average common shares outstanding for basic EPS	$154.590	$155.012	$154.488
Dilutive effect of stock options and equity awards	0.967	—	2.117
Shares for diluted earnings (loss) per share	$155.557	$155.012	$156.605

Earnings (loss) per share – basic and diluted:
Basic EPS:
Continuing operations	$3.11	$(28.44)	$3.97
Discontinued operations	3.11	1.07	0.82
Total	$6.22	$(27.37)	$4.79

Diluted EPS:
Continuing operations	$3.09	$(28.44)	$3.93
Discontinued operations	3.09	1.07	0.80
Total	$6.18	$(27.37)	$4.73